Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss	$ (4,424,413)	$ (1,082,204)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	280
Accrued interest expense	318,215	340,268
Debt discount amortization	437,115	67,104
Debt financing costs amortization	60,398
Warrants issued with Line of Credit	520,487
Stock-based compensation	256,642
Warrants issued to Consultants	379,349
Loss on sale of marketable securities	9,624
Transaction costs financed through notes payable	590,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(78,750)	(10,767)
Deferred financing costs	(543,401)	4,717
Other receivables - related party	(75,000)
Advances due to related party	(41,300)	41,300
Accounts payable and accrued expenses	(164,864)	114,217
Net cash (used in) operating activities	(2,755,618)	(525,365)
Investing activities
Purchase of furniture and equipment	(11,901)
Proceeds from sale of marketable securities	37,377
Net cash provided by investing activities	25,476
Financing activities
Proceeds from the issuance of common stock	480,000
Repayment of debt	(590,000)
Proceeds from issuance of notes payable - related party	553,371	524,533
Repayment of notes payable - related party	(303,371)
Proceeds from issuance of notes payable	5,250,000
Net cash provided by financing activities	5,390,000	524,533
Net increase (decrease) in cash	2,659,858	(832)
Cash, beginning of period	1,538	2,370
Cash, end of period	2,661,396	1,538
Supplemental non-cash information
Conversion of notes payable and accrued interest		129,717
Accrued transaction costs		2,047
Issuance of warrants in connection with Notes Payable, net of amortization included above	248,744	150,367
Issuance of warrants in payment of financing fees	21,738
Interest paid	72,014
Taxes paid	$ 1,600	$ 800